LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2026
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.LONG-TERM INVESTMENTS

As of June 30, 2026 and December 31, 2025, long-term investments consisted of the following:

	June 30,	December 31,
	2026	2025
	(unaudited)
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$—	$2,672,950
Equity investment accounted for using the equity method (b)	—	2,144,971
	$—	$4,817,921

9.LONG-TERM INVESTMENTS (CONTINUED)

(a)	As of June 30, 2026 and December 31, 2025, the equity investment without readily determinable fair value measured at Measurement Alternative consisted of the following:

	June 30,	December 31,
	2026	2025
	(unaudited)
Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	$—	$1,242,969
Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	—	1,429,981
	$—	$2,672,950

Investment in Qucheng

In January 2023, Beijing Baosheng closed an acquisition of 12% equity interest in Beijing Qucheng Technology Co., Ltd. (“Qucheng”) at cash consideration of RMB9,600,000, or $1,397,119. The Company made cash consideration of $564,900 and $832,219, respectively, in January 2023 and December 2022. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

As of June 30, 2026, the Company noted that Qucheng conducted limited operations during the six months ended June 30, 2026. The management assessed that it is remote for the Company to collect the investment. As of June 30, 2026, the Company provided full impairment against investment in Qucheng.

Investment in Xinrong Fanxing

In February 2021, the Company acquired 10% equity interest in Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”) at cash consideration of RMB 10,000,000, or $1,550,195. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

As of June 30, 2026, the Company noted that Xinrong Fanxing conducted limited operations during the six months ended June 30, 2026. The management assessed that it is remote for the Company to collect the investment. As of June 30, 2026, the Company provided full impairment against investment in Xinrong Fanxing.

(b)

As of December 31, 2025, the equity investment accounted for using the equity method represented investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”). In June 2023, Beijing Xunhuo closed acquisition of 42.85% equity interest in Shanxingzhe, at cash consideration of RMB30,000,000, or $4,236,750. In May 2023, Beijing Xunhuo fully paid the cash consideration.

Shanxingzhe is primarily engaged in investment in advertisement entities. The investment in Shanxingzhe is to diversify the Company’s advertising business. Beijing Xunhuo is able to exercise significant influence over Shanxingzhe and accounted for the equity investment using equity method.

In December 2025, the Board approved the disposition of Company’s 42.8571% equity interest in Shanxingzhe with located buyer. Accordingly the management provided impairment of $2,466,065 to reflect the estimated selling price, which was further evidenced by a selling agreement signed in April 2026 at a consideration of $2,144,971.

On April 4, 2026, Beijing Xunhuo, Guangzhou Yichuanghui Enterprise Management Consulting Co., Ltd. (the “Purchaser”), and Shanxingzhe entered into a Partnership Interest Transfer Agreement (the “Transfer Agreement”), pursuant to which Beijing Xunhuo agreed to sell, assign, and transfer its 42.8571% partnership interest in Shanxingzhe to the Purchaser for cash consideration of $2,185,824 (RMB15,000,000). In June 2026 and July 2026, the Company received cash consideration of $1,165,773 (RMB8,000,000) and $1,020,051 (RMB7,000,000), respectively. As of June 30, 2026, the Company recorded the uncollected proceeds in the account of “other current assets”.